PENSIONS AND OTHER POST-EMPLOYMENT BENEFIT OBLIGATIONS - Movement in Net Defined Benefit Obligations (Details) € in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024 EUR (€)	Jun. 30, 2023 EUR (€)	Jun. 30, 2024 EUR (€)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 EUR (€)
Disclosure of net defined benefit liability (asset) [line items]
At January 1, 2024			€ 411	$ 411
Current service cost	€ 5	€ 5	10		€ 10
Interest cost / (income)	5	4	8		8
Immediate recognition of losses arising over the year	(1)	0	(1)		0
Administration expenses	0	0	1		1
Remeasurements due to:
—actual return less interest on plan assets			(9)
—changes in financial assumptions			(26)
—changes in demographic assumptions			0
—experience losses			2
Effects of changes in foreign exchange rates			4
Benefits paid			(11)
Contributions by the Group			(9)
Contributions by the plan participants			0
At June 30, 2024	380		380
Pension Benefits
Disclosure of net defined benefit liability (asset) [line items]
At January 1, 2024			268
Current service cost	4	3	8		7
Interest cost / (income)	3	3	4		5
Immediate recognition of losses arising over the year	0	0	0		0
Administration expenses	0	0	1		1
Remeasurements due to:
At June 30, 2024	241		241
Other Benefits
Disclosure of net defined benefit liability (asset) [line items]
At January 1, 2024			143
Current service cost	1	2	2		3
Interest cost / (income)	2	1	4		3
Immediate recognition of losses arising over the year	(1)	0	(1)		0
Administration expenses	0	€ 0	0		€ 0
Remeasurements due to:
At June 30, 2024	139		139
Defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
At January 1, 2024			899
Current service cost			10
Interest cost / (income)			15
Immediate recognition of losses arising over the year			(1)
Administration expenses			0
Remeasurements due to:
—actual return less interest on plan assets			0
—changes in financial assumptions			(26)
—changes in demographic assumptions			0
—experience losses			2
Effects of changes in foreign exchange rates			1
Benefits paid			(30)
Contributions by the Group			0
Contributions by the plan participants			2
At June 30, 2024	872		872
Defined benefit obligations | Pension Benefits
Disclosure of net defined benefit liability (asset) [line items]
At January 1, 2024			756
Current service cost			8
Interest cost / (income)			11
Immediate recognition of losses arising over the year			0
Administration expenses			0
Remeasurements due to:
—actual return less interest on plan assets			0
—changes in financial assumptions			(21)
—changes in demographic assumptions			0
—experience losses			1
Effects of changes in foreign exchange rates			(2)
Benefits paid			(22)
Contributions by the Group			0
Contributions by the plan participants			2
At June 30, 2024	733		733
Defined benefit obligations | Other Benefits
Disclosure of net defined benefit liability (asset) [line items]
At January 1, 2024			143
Current service cost			2
Interest cost / (income)			4
Immediate recognition of losses arising over the year			(1)
Administration expenses			0
Remeasurements due to:
—actual return less interest on plan assets			0
—changes in financial assumptions			(5)
—changes in demographic assumptions			0
—experience losses			1
Effects of changes in foreign exchange rates			3
Benefits paid			(8)
Contributions by the Group			0
Contributions by the plan participants			0
At June 30, 2024	139		139
Plan Assets
Disclosure of net defined benefit liability (asset) [line items]
At January 1, 2024			(488)
Current service cost			0
Interest cost / (income)			(7)
Immediate recognition of losses arising over the year			0
Administration expenses			1
Remeasurements due to:
—actual return less interest on plan assets			(9)
—changes in financial assumptions			0
—changes in demographic assumptions			0
—experience losses			0
Effects of changes in foreign exchange rates			3
Benefits paid			19
Contributions by the Group			(9)
Contributions by the plan participants			(2)
At June 30, 2024	€ (492)		€ (492)